Supplemental Oil and Gas Disclosures - Schedule of Standardized Measure of Discounted Future Net Cash Flows Related to Interest in Proved Oil, Natural Gas and NGL Reserves (Details) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Extractive Industries [Abstract]
Future cash inflows	$ 4,308,863	$ 3,390,612	$ 2,786,828
Future costs:
Production	(815,509)	(775,354)	(1,363,585)
Development and abandonment	(823,164)	(664,254)	(646,161)
Future net cash flows before income taxes	2,670,190	1,951,004	777,082
Future income tax expense	0	0	0
Future net cash flows before income taxes	2,670,190	1,951,004	777,082
Discount at 10% annual rate	(862,521)	(614,969)	(174,101)
Standardized measure of discounted future net cash flows	$ 1,807,669	$ 1,336,035	$ 602,981	$ 1,888,958